INVENTORY (Tables)	12 Months Ended
Oct. 31, 2011
Inventory, Net [Abstract]
Inventory

	October 31,
	2011	2010
	(in millions)
Finished goods	$452	$338
Purchased parts and fabricated assemblies	446	378
Inventory	$898	$716